RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS

4.	RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In May 2011, the FASB amended existing guidance to achieve consistent fair value measurements and to clarify certain disclosure requirements for fair value measurements. The new guidance includes clarification about when the concept of highest and best use is applicable to fair value measurements, requires quantitative disclosures about inputs used and qualitative disclosures about the sensitivity of fair value measurements using unobservable inputs (Level 3 in the fair value hierarchy), and requires the classification of all assets and liabilities measured at fair value in the fair value hierarchy (including those assets and liabilities which are not recorded at fair value but for which fair value is disclosed). The guidance is effective for the Company’s interim and annual reporting periods beginning after December 15, 2011. The adoption of this newly issued guidance did not have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB amended guidance on the presentation of comprehensive income in financial statements. The new guidance allows entities to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate but consecutive statements, and removes the current option to report other comprehensive income and its components in the statement of changes in equity.  Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income.  The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. In January 2012, the FASB deferred the effective date for changes in the above guidance that relate to the presentation of reclassification adjustments out of Accumulated Other Comprehensive Income. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

In September 2011, the FASB amended guidance on the procedure for testing goodwill for impairment. The amended guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The amended guidance did not have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB amended disclosure requirements relating to testing indefinite-lived intangible assets for impairment. The amendments no longer require entities to disclose the quantitative information about significant unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy that relate to the financial accounting and reporting for an indefinite-lived intangible asset after its initial recognition. The amendment is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company is currently considering the impact of this guidance in the financial statements.

New accounting standards not yet adopted

In December 2011, the FASB amended guidance on disclosures about offsetting assets and liabilities. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amendments will enhance disclosures required by US GAAP by requiring improved information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with US GAAP. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this update. The amendments will be required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company is currently considering the impact of this guidance in the financial statements.

In October 2012, the FASB amended several disclosure requirements of the Codification relating to investments, consolidation, accounting changes and error corrections, inventory, retirement benefits for defined benefit plans, financial instruments and balance sheet. The amendments are effective for fiscal periods beginning after December 15, 2012. The Company is currently considering the impact of this guidance in the financial statements.

In February 2013, further guidance was provided relating to the reporting of the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income. Under the updated guidance, the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income shall be shown, in one location, either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. The amendment will result in additional disclosures in the Company’s consolidated financial statements.

In February 2013, the FASB issued guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, including debt arrangements, other contractual obligations and settled litigation and judicial rulings. The guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company is evaluating the impact of the adoption of this amended guidance but does not expect it to have a material impact on its consolidated financial statements.